Submission	Oct. 29, 2025
Submission [Line Items]
Central Index Key	0001158449
Registrant Name	ADVANCE AUTO PARTS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A